Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities
	As of March 31,
	2024	2025
	RMB	RMB
Advance from customers	35,546	45,411
Accrued payroll	10,828	11,065
VAT payable	4,759	3,490
Other payables	12,818	29,384
Total	63,951	89,350